Offerings - Offering: 1	Sep. 17, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Stock
Amount Registered | shares	103,915,043
Maximum Aggregate Offering Price	$ 84,171,184.83
Fee Rate	0.01531%
Amount of Registration Fee	$ 12,886.61
Offering Note	The Registrant hereby registers for resale 103,915,043 shares of its common stock.

Estimated solely for the purpose of calculating the registration fee in accordance with Rule 457(o) under the Securities Act of 1933, as amended. Given that there is no proposed maximum offering price per share of common stock, the Registrant calculates the maximum aggregate offering price, by analogy to Rule 457(f)(2), based on the book value of the common stock as of September 15, 2025 of $0.81 per share. Given that the Registrant’s shares of common stock are not traded on an exchange or over-the-counter, the Registrant did not use the market price of its common stock in accordance with Rule 457(c).